PROVISIONS - Probable contingent Liabilities (Details)		1 Months Ended
	Dec. 30, 2021	Oct. 31, 2013	Jun. 30, 2013 item	Dec. 31, 2021 ARS ($)
Labor contingencies
Provisions
Number of unions who filed lawsuit claiming the issuance of a profit sharing bonds | item			4
Statute of limitation, period established		10 years
Task solutions | Regulatory contingencies
Provisions
Claims for damages and losses | $				$ 408,721,835
Maximum | Labor contingencies
Provisions
Statute of limitation, period established, Argentine Supreme Court of Justice	5 years